Financial Risk Management - Schedule of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Restricted cash	$ 757
Cash and cash equivalents	67,158	7,196	$ 7,509
Financial liabilities: Trade and other payables	10,268	1,260
Credit Risk [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Amounts receivable	487	138
Restricted cash	757
Cash and cash equivalents	67,158	7,196
Total exposure	68,402	7,334
Foreign Exchange Risk [Member]
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Amounts receivable	552	326
Restricted cash	60,083	2,232
Total exposure	60,635	2,558
Financial liabilities: Trade and other payables	(16,845)	(652)
Net financial (liabilities) assets exposed to foreign currency risk	$ (43,790)	$ 1,906